Business Combinations and Acquisitions - Summary of Consideration Transferred by GSAH (Details) - USD ($) $ in Millions	Oct. 20, 2021	Dec. 31, 2021
Business Combination, Separately Recognized Transactions [Line Items]
Ending balance, cash consideration paid by GSAH	$ 1,300.0
Class A Common Stock
Business Combination, Separately Recognized Transactions [Line Items]
Common stock, shares issued (in shares)	30,401,902	199,523,292
Class B Common Stock
Business Combination, Separately Recognized Transactions [Line Items]
Common stock, shares issued (in shares)	8,560,540	8,560,540
GSAH
Business Combination, Separately Recognized Transactions [Line Items]
Beginning balance, cash consideration paid by GSAH	$ 1,310.0
Cash repayment of existing Mirion TopCo third-party debt	903.6
Reimbursement of Mirion TopCo transaction costs	11.7
Ending balance, cash consideration paid by GSAH	2,225.3
Shares issued to the Mirion TopCo sellers at fair value	407.0
Total consideration transferred	$ 2,632.3